Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 25,190	$ 805
Accounts receivable, net of allowance of $55 at December 31, 2014 and 2013	1,549	549
Inventories, net	622	725
Prepaid expenses and other current assets	388	355
Deferred cost of revenue, current	1,551	769
Total current assets	29,300	3,203
Property and equipment, net	2,102	1,575
Deferred cost of revenue, non-current	2,017	804
Other assets	55	1,002
Total assets	33,474	6,584
Current liabilities:
Notes payable, current	41	1,639
Convertible debt		5,062
Accounts payable	783	1,499
Accrued liabilities	2,378	1,436
Deferred revenues, current	3,412	2,419
Total current liabilities	6,614	12,055
Deferred revenues, non-current	3,895	2,209
Notes payable, non-current	77	867
Warrant liability		378
Deferred rent	88	124
Total liabilities	10,674	15,633
Commitments and contingencies (Note 16)
Convertible preferred stock issuable in series, $0.001 par value; 10,000,000 and 33,523,600 shares authorized at December 31, 2014 and December 31, 2013, respectively; none and 25,923,872 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively; liquidation preference of $1.07 per share at December 31, 2013		27,324
Stockholders' equity (deficit):
Common stock, $0.001 par value; 500,000,000 and 60,952,000 shares authorized at December 31, 2014 and December 31, 2013, respectively; 101,621,358 and 21,114,783, shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively	102	21
Additional paid-in capital	94,499	1,638
Accumulated deficit	(71,801)	(38,032)
Total stockholders' equity (deficit)	22,800	(36,373)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 33,474	$ 6,584